Summary of Significant Accounting Policies - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Detail) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	$ 94,817	$ 94,776	$ 184,800
Derivative Liability	4,885,286	3,691,853
Total	4,980,103	3,786,629	184,800
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	21,650	0	184,800
Derivative Liability	0	0
Total	21,650	0	184,800
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	0	0	0
Derivative Liability	0	0
Total	0	0	0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	73,167	94,776	0
Derivative Liability	4,885,286	3,691,853
Total	$ 4,958,453	$ 3,786,629	$ 0